Insurance Contract Liabilities - Movements in insurance contracts issued (Details) - Insurance contracts liabilities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	Jan. 01, 2022
Cash flows:
Loss component	$ 64.7	$ 139.0	$ 139.0	$ 190.9
Global Insurers and Reinsurers
Changes in the consolidated statement of comprehensive income:
Amortization of acquisition costs and other	2,298.1	2,139.2
Net finance (income) expense from insurance contracts	1,401.4	1,171.0
Cash flows:
Premiums received	15,665.9	14,602.3
Claims and other insurance service expenses paid, including investment components	(9,275.5)	(7,256.3)
Insurance acquisition cash flows	(2,524.1)	(2,144.5)
Release of risk adjustment for non-financial risk as claims are paid	(589.9)	(508.5)
Global Insurers and Reinsurers | Estimates of present value of future cash flows
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	9,596.8	9,950.5
Global Insurers and Reinsurers | Risk adjustment for non-financial risk
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	677.1	597.9
Global Insurers and Reinsurers | Liability for incurred claims | Estimates of present value of future cash flows
Cash flows:
Insurance contracts, favorable prior year reserve development	(290.7)
Insurance contracts, adverse prior year reserve development		94.3
North American Insurers
Changes in the consolidated statement of comprehensive income:
Amortization of acquisition costs and other	1,790.7	1,561.3
Net finance (income) expense from insurance contracts	407.6	422.1
Cash flows:
Premiums received	8,229.0	7,442.7
Claims and other insurance service expenses paid, including investment components	(4,650.1)	(3,829.6)
Insurance acquisition cash flows	(1,942.8)	(1,717.5)
Release of risk adjustment for non-financial risk as claims are paid	(155.9)	(133.5)
North American Insurers | Estimates of present value of future cash flows
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	5,104.1	4,336.1
North American Insurers | Risk adjustment for non-financial risk
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	191.1	152.8
North American Insurers | Liability for incurred claims | Estimates of present value of future cash flows
Cash flows:
Insurance contracts, adverse prior year reserve development	50.2	133.2
International Insurers and Reinsurers
Changes in the consolidated statement of comprehensive income:
Amortization of acquisition costs and other	565.3	456.0
Net finance (income) expense from insurance contracts	156.7
Cash flows:
Premiums received	3,296.3	2,665.1
Claims and other insurance service expenses paid, including investment components	(1,612.3)	(1,507.3)
Insurance acquisition cash flows	(729.7)	(546.3)
International Insurers and Reinsurers | Estimates of present value of future cash flows
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	1,779.7	1,685.7
International Insurers and Reinsurers | Risk adjustment for non-financial risk
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	103.0	74.4
International Insurers and Reinsurers | Liability for incurred claims | Estimates of present value of future cash flows
Cash flows:
Insurance contracts, favorable prior year reserve development		(398.7)
Insurance contracts, adverse prior year reserve development	167.2
Property and Casualty Insurance and Reinsurance
Insurance Contract Liabilities
Beginning Balance	36,489.8	35,415.6
Changes in the consolidated statement of comprehensive income:
Insurance revenue	(26,095.0)	(24,494.8)
Incurred claims and other insurance service expenses	17,435.6	16,904.2
Amortization of acquisition costs and other	4,654.1	4,156.5
Prior year reserve development and release of risk adjustment on prior year claims	(868.0)	(870.1)
Insurance service expenses	21,221.7	20,190.6
Insurance service result	(4,873.3)	(4,304.2)
Net finance (income) expense from insurance contracts	1,969.9	(1,582.2)
Foreign exchange effects and other	85.8	(641.5)
Total changes in the consolidated statement of comprehensive income	(2,817.6)	(6,527.9)
Cash flows:
Premiums received	27,191.2	24,710.1
Claims and other insurance service expenses paid, including investment components	(15,537.9)	(12,593.2)
Insurance acquisition cash flows	(5,196.6)	(4,408.3)
Changes in funds withheld	120.5	(109.2)
Total changes from cash flows	6,577.2	7,599.4
Investment components and other	(23.3)	2.7
Contracts recognized on acquisition of subsidiary	1,566.6
Ending Balance	41,792.7	36,489.8
Property and Casualty Insurance and Reinsurance | Liability for remaining coverage
Insurance Contract Liabilities
Beginning Balance	1,900.9	2,092.0
Changes in the consolidated statement of comprehensive income:
Insurance revenue	(26,095.0)	(24,494.8)
Incurred claims and other insurance service expenses	(16.2)	106.8
Amortization of acquisition costs and other	4,654.1	4,156.5
Insurance service expenses	4,637.9	4,263.3
Insurance service result	(21,457.1)	(20,231.5)
Net finance (income) expense from insurance contracts	4.2	3.9
Foreign exchange effects and other	23.8	9.5
Total changes in the consolidated statement of comprehensive income	(21,429.1)	(20,218.1)
Cash flows:
Premiums received	27,191.2	24,710.1
Insurance acquisition cash flows	(5,196.6)	(4,408.3)
Changes in funds withheld	142.3	(145.9)
Total changes from cash flows	22,136.9	20,155.9
Investment components and other	(170.4)	(128.9)
Contracts recognized on acquisition of subsidiary	1,172.5
Ending Balance	3,610.8	1,900.9
Property and Casualty Insurance and Reinsurance | Liability for incurred claims | Estimates of present value of future cash flows
Insurance Contract Liabilities
Beginning Balance	32,108.9	30,896.3
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	16,480.6	15,972.3
Prior year reserve development and release of risk adjustment on prior year claims	(73.3)	(171.2)
Insurance service expenses	16,407.3	15,801.1
Insurance service result	16,407.3	15,801.1
Net finance (income) expense from insurance contracts	1,965.7	(1,586.1)
Foreign exchange effects and other	90.1	(577.5)
Total changes in the consolidated statement of comprehensive income	18,463.1	13,637.5
Cash flows:
Claims and other insurance service expenses paid, including investment components	(15,537.9)	(12,593.2)
Changes in funds withheld	(21.8)	36.7
Total changes from cash flows	(15,559.7)	(12,556.5)
Investment components and other	147.1	131.6
Contracts recognized on acquisition of subsidiary	371.2
Ending Balance	35,530.6	32,108.9
Property and Casualty Insurance and Reinsurance | Liability for incurred claims | Risk adjustment for non-financial risk
Insurance Contract Liabilities
Beginning Balance	2,480.0	2,427.3
Changes in the consolidated statement of comprehensive income:
Incurred claims and other insurance service expenses	971.2	825.1
Prior year reserve development and release of risk adjustment on prior year claims	(794.7)	(698.9)
Insurance service expenses	176.5	126.2
Insurance service result	176.5	126.2
Foreign exchange effects and other	(28.1)	(73.5)
Total changes in the consolidated statement of comprehensive income	148.4	52.7
Cash flows:
Contracts recognized on acquisition of subsidiary	22.9
Ending Balance	$ 2,651.3	$ 2,480.0